Description Of Organization And Business Operations - Schedule of Fair Values of the Assets and Liabilities (Details) - USD ($)	Jun. 06, 2025	Feb. 19, 2025
Current assets:
Cash and cash equivalents		$ 220,897
Related party receivables		674,737
Receivable from New Rise Renewables LLC		1,939,974
Convertible notes receivable		141,401
Total current assets	$ 2,071,556	2,977,009
Land		179,000
Construction in progress		10,763,059
Total assets acquired	2,071,556	13,919,068
Current liabilities:
Professional fees payable		2,975,451
Accrued expenses and other current liabilities	7,686,531	191,677
Accrued interest on notes payable		501,402
Notes payable	8,558,492	1,964,417
Loan payable to related party		1,712,745
Convertible notes payable to related party (Note 9)		100,000,000
Total current liabilities assumed	228,153,023	107,345,692
Total assets acquired and liabilities assumed	$ (226,081,467)	$ (93,426,624)